REDEEMABLE PREFERRED STOCK (Details)			12 Months Ended
	Sep. 30, 2024	Sep. 29, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Sep. 29, 2024	Sep. 28, 2024
Class of Stock [Line Items]
Redeemable preferred shares issued and sold | shares		85,000	(85,000)
Proceeds from issuance of redeemable preferred stock			$ 85,000,000	$ 0
Preferred stock issuance cost			23,704,000	$ 0
Dividends accrued			2,323,000
Payments of dividends			$ 0
Forecast
Class of Stock [Line Items]
Multiplier to the product of stated value of preferred stock					1.325	1.225
Redeemable Preferred stock
Class of Stock [Line Items]
Stock price (in dollars per share) | $ / shares		$ 1,000
Proceeds from issuance of redeemable preferred stock		$ 85,000,000
Preferred stock issuance cost		$ 1,418,000
Dividend rate, percentage			13.99%
Redeemable Preferred stock | Secured Overnight Financing Rate
Class of Stock [Line Items]
Dividend rate basis spread on variable rate		7.00%
Redeemable Preferred stock | Forecast | Secured Overnight Financing Rate
Class of Stock [Line Items]
Dividend rate basis spread on variable rate	10.50%